Filed pursuant to Rule 497(j)
                                      Registration Nos. 333-168727 and 811-22452


CHAPMAN AND CUTLER LLP                                   111 WEST MONROE STREET
                                                        CHICAGO, ILLINOIS 60603


                               March 1, 2017


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


      Re:                    First Trust Series Fund
                  (Registration Nos: 333-168727 and 811-22452)
              -----------------------------------------------------


Ladies and Gentlemen:

      On behalf of First Trust Series Fund (the "Registrant"), in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, (the "Securities Act"), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the "Registration Statement") of the Registrant does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. The Registration Statement relates to First Trust AQA(R) Equity Fund, First Trust/Confluence Small Cap Value Fund, First Trust Preferred Securities and Income Fund and First Trust Short Duration High Income Fund, each a series of the Registrant. Post-Effective Amendment No. 24, which was the most recent amendment to the Registration Statement, was filed electronically with the Securities and Exchange Commission on February 28, 2017.

      If you have any questions or comments, please telephone the undersigned at
(312) 845-3484.

                                           Very truly yours,

                                           CHAPMAN AND CUTLER LLP


                                           By: /s/ Morrison C. Warren
                                               ------------------------------
                                                   Morrison C. Warren

Enclosures